TAXES (Details Narrative)	12 Months Ended
	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2023 MYR (RM)	Sep. 30, 2022 USD ($) $ / shares	Sep. 30, 2022 MYR (RM)	Sep. 30, 2021 USD ($) $ / shares	Sep. 30, 2023 MYR (RM)
Paid in capital	$ 81,902,805		$ 18,918,303
Gross income	10,906,238		7,187,804		$ 3,146,354
Tax rates and tax exemption	1,460				10,183
Valuation allowance	35,174		35,174		137,932
Change in valuation allowance			$ (102,758)		96,983
MALAYSIA
Enterprise income tax rate	24.00%	24.00%	24.00%	24.00%
Paid in capital | RM						RM 2,500,000
Gross income | RM		RM 50,000,000
Effective income tax rate reconciliation, percent	17.00%	17.00%	17.00%	17.00%
Taxable income	$ 150,000	RM 600,000	$ 150,000	RM 600,000
Tax rates and tax exemption	$ 1,460				$ 10,183
Tax rates and tax exemption per shares | $ / shares	$ 0.00		$ 0.00		$ 0.00